NJEDA BONDS (Details Textual) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Aug. 31, 2005 Series A Note Proceeds [Member]	Aug. 31, 2005 Series B Note Proceeds [Member]	Sep. 30, 1999 Bonds [Member]	Mar. 31, 2012 Bonds [Member]	Aug. 31, 2005 Bonds [Member]	Mar. 31, 2012 Bonds [Member] Short Term Restricted Cash Account [Member]	Mar. 12, 2010 Bonds [Member] Due On September 1 2009 [Member]	Sep. 01, 2010 Bonds [Member] Due On September 1 2010 [Member]	Sep. 30, 2011 Bonds [Member] Due On September 1 2011 [Member]	Sep. 01, 2011 Bonds [Member] Due On September 1 2011 [Member]	Sep. 01, 2012 Bonds [Member] Due On September 1 2012 [Member]	Mar. 31, 2012 Bonds [Member] Due On September 1 2012 [Member]	Mar. 31, 2012 Bonds [Member] Series A Note Proceeds [Member]	Mar. 31, 2012 Bonds [Member] Series B Note Proceeds [Member]
Proceeds from Issuance of Debt	$ 415,500						$ 3,000,000	$ 415,500		$ 1,274,311							$ 366,000	$ 49,500
Interest Rate					6.50%	9.00%	7.75%
Debt Instrument Period							15 years
Principal Amount On Issue Date					3,660,000	495,000			4,155,000			225,000	470,000
Debt Instrument, Maturity Date					Sep. 01, 2030	Sep. 01, 2012
Debt Instrument, Frequency of Periodic Payment																	semiannual	semiannual
Cash paid for interest	115,623	172,439	228,317	226,150				806,925
Debt Instrument, Annual Principal Payment											210,000
Debt Instrument, Debt Default, Amount												225,000	470,000	245,000	260,000	730,000
EDA bonds payable	3,385,000		3,385,000	3,385,000
Bond Issue Costs	354,453		354,453					354,000
Accumulated Amortization	$ 103,974		$ 93,339					$ 14,132